FINANCIAL INCOME, NET (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
FINANCIAL INCOME, NET [Abstract]
Interest income	$ 406	$ 129
Change in fair value of Exchange Option and embedded derivatives and outstanding options to non-employee within research and development funding arrangement		(11)
Financial income from selling of Evogene shares		2,345
Exchange rate differences and others	$ (82)	9
Financial income, net	$ 324	$ 2,472